INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Details of the Group’s intangible assets and their carrying amounts are as follows:

	Software	Development costs (a)	Dealership rights (b)	Total
	$	$	$	$
GROSS CARRYING AMOUNT
Balance at January 1, 2022	4,217,288	74,279,002	5,535,707	84,031,997
Additions, separately acquired	5,178,497	—	—	5,178,497
Additions, internally developed	1,258,813	70,331,615	—	71,590,428
Additions, borrowing costs (Note 17)	—	3,542,538	—	3,542,538
Foreign currency translation adjustment	(517,224)	(7,235,827)	(313,078)	(8,066,129)
Balance at December 31, 2022	10,137,374	140,917,328	5,222,629	156,277,331

AMORTIZATION
Balance at January 1, 2022	1,177,575	954,592	—	2,132,167
Amortization	1,451,393	1,548,635	—	3,000,028
Foreign currency translation adjustment	(122,630)	(96,257)	—	(218,887)
Balance at December 31, 2022	2,506,338	2,406,970	—	4,913,308

Carrying amount December 31, 2022	7,631,036	138,510,358	5,222,629	151,364,023

	Software	Development costs (a)	Dealership rights (b)	Total
	$	$	$	$
GROSS CARRYING AMOUNT
Balance at January 1, 2021	2,152,616	35,672,946	5,463,882	43,289,444
Additions, separately acquired	1,369,776	—	—	1,369,776
Additions, internally developed	698,381	38,758,535	—	39,456,916
Additions, borrowing costs (Note 17)	—	31,850	—	31,850
Foreign currency translation adjustment	(3,485)	(184,329)	71,825	(115,989)
Balance at December 31, 2021	4,217,288	74,279,002	5,535,707	84,031,997

AMORTIZATION
Balance at January 1, 2021	539,821	658,780	—	1,198,601
Amortization	640,321	295,239	—	935,560
Foreign currency translation adjustment	(2,567)	573	—	(1,994)
Balance at December 31, 2021	1,177,575	954,592	—	2,132,167

Carrying amount December 31, 2021	3,039,713	73,324,410	5,535,707	81,899,830
9 - INTANGIBLE ASSETS (CONTINUED)

a.Incentives and other government assistance in the amount of $2,373,217 ($4,474,977 in 2021) was recognized during the year as a reduction of development costs.
b.During the year ended December 31, 2019, in order to acquire dealership rights in certain territories in the United States, the Group entered into an agreement with a private company. Under the terms of this agreement, the Group had to pay a buy-out of $1,000,000 and an earn-out amount, total of both payments being limited to $6,000,000. This agreement was to mature on the earlier of the following dates: when the maximum amount of $6,000,000 was fully paid or on May 7, 2022, even if the maximum amount was not reached. The buy-out and the earn-out were payable by a schedule based on the sales of specific types of buses, in specific regions and for amounts that are stated in the agreement. As of December 31, 2022, the Group paid an amount of $3,778,203 ($3,433,203 as of December 31, 2021) under the agreement which was terminated on May 7, 2022.

Upon initial recognition, the dealership rights were accounted for based on the financial liability model, whereby the fair value of all variable payments under the contract were recorded as the cost, with a corresponding liability within long-term debt (Note 12). The cost also included $778,697 of directly attributable fees to acquire the dealership rights.
Dealership rights with an indefinite useful life are expected to provide economic benefits to the Group indefinitely as it allows the Group to sell to end customers in certain territories in the United States, conditional to yearly renewals of the dealer licenses. Management intends to renew its dealer licenses indefinitely.

Amortization has been allocated as follows in the consolidated statements of earnings (loss) :

	2022	2021
	$	$
Cost of sales	1,548,636	295,239
Administrative expenses	1,451,392	640,321
	3,000,028	935,560